Net gains/(losses) on financial assets at fair value through other comprehensive income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net gains/(losses) on financial assets at fair value through other comprehensive income [Abstract]
Fixed income securities	R$ 345,987
Equity securities	677,312
Dividends received	50,264
Total	R$ 1,073,563	R$ 0	R$ 0